Income Taxes (Reconciliation Of The Statutory Federal Income Tax With The Company's Effective Tax Rate) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components Of Income Tax Expense Benefit Continuing Operations [Abstract]
Statutory rate									$ 94,338	$ 49,904	$ 49,548
State income taxes, net of federal income tax									6,721	7,688	7,908
Investment in subsidiary											(4,800)
Change in uncertain tax position									1,544	41	(3,903)
Non-deductible litigation expense										7,700
Foreign tax rate difference									(412)	(1,810)	(106)
Excess tax benefit from stock-based compensation									(57,431)
Revaluation of deferred tax assets	$ 42,400								42,443
Other, net									(538)	(2,461)	584
Provision for income taxes	$ 1,168	$ 41,603	$ 30,387	$ 13,507	$ 28,014	$ 10,168	$ 6,022	$ 16,858	$ 86,665	$ 61,062	$ 49,231